Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2012	2013
VAT receivables	€174	€833
Tax receivables	645	69
Other prepaid expenses and current assets	609	866
Total prepaid expenses and current assets	€1,428	€1,768

Value added tax, or VAT, receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts are allowed to be netted against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices selected customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT. The increase in VAT receivables is due to the following: i) utilization of €0.14 million to offset the payment of an equivalent amount of social charges and withholding taxes, ii) the reimbursement of €0.04 million, and iii) an increase in VAT receivables of €0.83 million, of which €0.37 million may be claimed back to offset an equivalent amount of social security charges and withholding taxes and €0.46 million relates to VAT receivables from German tax authorities on intercompany purchases.
Tax receivables relate to tax advance payments or withholding tax. We recorded tax receivables of €0.65 million and €0.07 million for the years ended December 31, 2012 and 2013, respectively. The decrease is attributable to: (i) the utilization of €0.38 million to offset the payment of an equivalent amount of social charges and other corporate taxes, (ii) the allocation of a tax credit of €0.24 million to offset estimated 2013 tax liabilities, and (iii) an increase of €0.04 million in tax credits matured in withholding interest which can be used to offset future taxable income.
Other prepaid expenses and current assets primarily relate to advances to vendors and prepaid premiums to insurance companies.